Expenses (Tables)	12 Months Ended
Mar. 31, 2024
Expenses [Abstract]
Schedule of Expenses

Expenses consist of the following for the year ended March 31, 2024, and March 31, 2023:

	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)
Cost of revenue	$16,762,580	$13,884,291
Amortization of intangible assets	15,813	16,211
Depreciation	910,671	680,013
Legal and professional expenses	386,622	833,079
Staffing expense	844,098	633,979
Other operating expenses	2,643,948	2,267,265
Total expenses	$21,563,732	$18,314,838

Schedule of Cost of Revenue Consists
	For the year ended March 31, 2024	For the year ended March 31, 2023
	(In USD)	(In USD)
Cost of revenue consists of:
Cost of materials consumed	—	—
Broadcaster/subscription Fees	15,454,840	12,715,217
Lease line/bandwidth charges	1,225,922	1,091,700
Carriage fees	1,658	—
Cable hardware & networking Exp.	78,157	28,129
Ham charges	—	3,156
Activation installation costs	—	37,217
Programming expenses	2,003	8,872
	$16,762,580	$13,884,291

Schedule of Legal and Professional Expenses

During the year ending March 31, 2023, the Company has recorded costs of revenue of $13,884,291 relating to the business of Sri Sai, a licensed Multi System Operator in the business of telecasting/streaming of broadcast channels to subscribers for a subscription charge.

	For the year ended March 31, 2024	For the year ended 31 March 2023
	(US$)	(US$)
Legal and professional expenses consist of:
Audit fees	$119,525	$144,747
Legal and professional fees	267,097	688,332
Total expenses	$386,622	$833,079

Schedule of Staffing Expenses Consists

Staffing expenses consists of:

	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)
Salaries, wages and bonus	$775,319	$555,591
Contribution to a gratuity fund	29,774	30,606
EPF, ESIC and labour welfare fund	19,719	34,738
Staff welfare expenses	19,286	13,044
Total expenses	$844,098	$633,979

Schedule of Other Operating Expenses

Details of other operating expenses:

	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)
Electricity charges	$59,821	$59,036
Repair & maintenance expenses	179,592	129,987
Business promotion expenses	30,096	3,508
Operating lease rentals	17,579	15,327
Regulatory expenses	43,551	69,929
Conveyance & Traveling expenses	28,434	112,111
Security charges	12,653	5,150
Commission charges	1,621,014	1,465,012
Credit Loss allowances	72,698	(120,544)
Loss on disposal of a subsidiary	1,000	192,776
Other operating expenses	577,510	334,973
Total other expenses	$2,643,948	$2,267,265

Schedule of Finance and Other Income	Details of Finance and other income
	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)
Interest on income tax refund	$—	$19,123
Total	$—	$19,123

Schedule of Finance and Other Costs

Details of Finance and other costs

	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)
Interest on bank overdrafts, loans and other financial liabilities	$346,465	$328,449
Interest on lease liabilities	$42,850	$21,845
Commission and other borrowings	232,911	122,000
Collection charges	15,715	125,930
Foreign exchange losses on borrowings	—	—
Share warrant expenses	—	1,607,791
Other costs – interest on tax payables	1,016	4,389
	638,957	2,210,404

Schedule of Borrowing Costs
	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)
Total borrowing costs	$638,957	$2,210,404
Less: amounts included in the cost of qualifying assets	$—	$—
	638,957	2,210,404